Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2023
Basic and Diluted Net Loss per Share
Summary of basic and diluted loss per share

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Basic and diluted net loss per share calculation
Numerator:
Net loss attributable to Tuya Inc.’s ordinary shareholders, basic and diluted	(175,424)	(146,175)	(60,315)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	489,149,533	553,527,529	555,466,061
Net loss per share attributable to ordinary shareholders:
Basic	(0.36)	(0.26)	(0.11)
Diluted	(0.36)	(0.26)	(0.11)

Summary of antidilutive shares excluded from computation of diluted net loss per ordinary share

	As of December 31,
	2021	2022	2023
Share option and RSU-weighted shares	61,989,697	65,349,350	64,211,569